Fair Value Measurements - Fair value hierarchy measured and recorded liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Warrant liability	¥ 24,376	¥ 0
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Warrant Liability Including VIEs
Level 3 [Member]
Fair Value Measurements
Warrant liability	¥ 24,376
Fair value on recurring basis
Fair Value Measurements
Warrant liability	3,534
Fair value on recurring basis | Level 3 [Member]
Fair Value Measurements
Warrant liability	¥ 24,376